Average Annual Total Returns - Pioneer Strategic Income VCT Portfolio	May 01, 2021
BloombergBarclaysUSUniversalIndex [Member]
Average Annual Return:
1 Year	7.58%
5 Years	4.87%
10 Years	4.16%
Since Inception	5.33%
Inception Date	Jul. 29, 2099
Class I
Average Annual Return:
1 Year	7.52%
5 Years	5.59%
10 Years	4.46%
Since Inception	6.48%
Inception Date	Jul. 29, 2099
Class II
Average Annual Return:
1 Year	7.37%
5 Years	5.33%
10 Years	4.20%
Since Inception	5.75%
Inception Date	May 01, 2003